Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Accrued Liabilities, Current [Abstract]
Summary of Accrued Liabilities

	March 31, 2023	December 31, 2022
	(Dollars in millions)
Customer pricing reserve	$56	$50
Compensation, benefit and other employee related	65	69
Repositioning	12	9
Product warranties and performance guarantees - short-term (Note 20)	19	18
Income and other taxes	58	39
Advanced discounts from suppliers, current	7	8
Customer advances and deferred income (1)	26	29
Accrued interest	15	13
Short-term lease liability (Note 13)	9	9
Accrued freight	10	9
Dividends payable (Note 15)	42	42
Other (primarily operating expenses) (2)	29	25
	$348	$320
(1)Customer advances and deferred income include $10 million and $8 million of contract liabilities as of March 31, 2023 and December 31, 2022, respectively. See Note 3, Revenue Recognition and Contracts with Customers.
(2)Includes $4 million and $3 million of environmental liabilities as of March 31, 2023 and December 31, 2022, respectively.

Summary of Expenses Related to the Repositioning Accruals

	Severance Costs	Other Costs	Total
	(Dollars in millions)
Balance at December 31, 2022	$9	$—	$9
Charges	5	2	7
Usage—cash	(2)	—	(2)
Non-cash asset write-offs	—	(2)	(2)
Balance at March 31, 2023	$12	$—	$12

	Severance Costs	Other Costs	Total
	(Dollars in millions)
Balance at December 31, 2021	$10	$—	$10
Charges	1	—	1
Usage—cash	(3)	—	(3)
Balance at March 31, 2022	$8	$—	$8